Leases - Schedule of Maturities of Lease Liabilities (Details) $ in Thousands	Sep. 30, 2025 USD ($)
Schedule of Maturities of Lease Liabilities [Abstract]
2025 (three months ended December 31, 2025)	$ 163
2026	652
2027	579
2028 and after	1,102
Total lease payments	$ 2,496